Share Based Compensation	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Share Based Compensation
17 SHARE BASED COMPENSATION

(a)	Global Share Plan
On December 9, 2011, the Company’s Board of Directors approved the establishment of Global Share Plan that provides for granting options to eligible directors, employees and etc. (collectively, the “Grantees”) to acquire ordinary shares of the Company at an exercise price as determined by the Board at the time of grant. According to the latest Amended and Restated Global Share Plan, the Board of Directors accumulatively authorized and reserved 384,111,187 ordinary shares for the issuance as of March 31, 2022.
Since adoption of the Global Share Plan, the Company granted RSUs and options to the Grantees. All RSUs and options granted have a contractual term of ten years, and the majority vest over a period of four years of continuous service on a straight-line basis. Under the option plan, options are exercisable subject to the grantee’s continuous service and the listing of the stock of the Company on a public stock exchange market or be held in escrow if the employee exercise the vested part when leaving the Company, which is normally in fifteen days after resignation.

The Company accounted for the share based compensation costs on a straight-line basis over the requisite service period for the award based on the fair value on their respective grant dates.
Valuation of stock options
The Group uses the Binominal option pricing model to estimate the fair value of stock options. There were no options granted for the years ended March 31, 2021 and 2022. The assumptions used to value the Company’s option grants for the year ended March 31, 2020 were as follows:

Valuation Dates	2020
Expected term	10 years
Expected volatility	39.93%
Exercise multiple	2.2
Expected dividend yield	—
Risk-free interest rate	1.67%
Expected forfeiture rate (post vesting)	3% for staff 0% for management
Fair value of the underlying shares on the date of option grants (US$)	0.10
Fair value of share option (US$)	0.09
The Group estimated the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.
Summary of option activities under the Global Share Plan
The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of April 1, 2019	91,542,094	0.14	5.16	36,009
Granted	3,775	0.01
Exercised	(39,744,025)	0.03
Forfeited or cancelled (post-vesting)	(32,341,836)	0.28

Outstanding as of March 31, 2020	19,460,008	0.13	4.26	189

Exercised	(2,865,800)	0.03
Forfeited or cancelled (post-vesting)	(3,151,360)	0.27

Outstanding as of March 31, 2021	13,442,848	0.12	3.27	371

Forfeited or cancelled (post-vesting)	(1,491,990)	0.19

Outstanding as of March 31, 2022	11,950,858	0.11	1.74	—
Vested and expected to vest as of March 31, 2022	11,950,858	0.11	1.74	—

Exercisable as of March 31, 2022	11,950,858	0.11	1.74	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.
Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally four years from the date of grant. The Company recognized share-based compensation expenses of RMB1,650, RMB1,161 and nil for share options granted under the Global Share Plan in the consolidated statements of operations and comprehensive loss for the years ended March 31, 2020, 2021 and 2022, respectively.
As of March 31, 2020, there was RMB244 in total unrecognized compensation expense, related to unvested share options, which is expected to be recognized over a weighted average period of 0.11 years. The unrecognized compensation expense may be adjusted for future changes in actual forfeitures.
As of March 31, 2021 and 2022, there was no unrecognized compensation expense in relation to the share options.

(b)	Service-based RSUs
A summary of activities of the service-based RSUs for the years ended March 31, 2020, 2021 and 2022 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2019	68,283,127	0.66
Granted	53,563,150	0.23
Vested	(18,466,165)	0.65
Forfeited	(53,014,160)	0.56

Unvested at March 31, 2020	50,365,952	0.31
Granted	42,695,000	0.05
Vested	(8,195,402)	0.54
Forfeited	(14,092,450)	0.30

Unvested at March 31, 2021	70,773,100	0.13

Granted	3,559,000	0.07
Vested	(12,858,575)	0.28
Forfeited	(29,584,475)	0.09

Unvested at March 31, 2022	31,889,050	0.10

For the years ended March 31, 2020, 2021 and 2022, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB30,535, RMB25,134 and RMB12,458, respectively.
As of March 31, 2021 and 2022, there were RMB43,909 and RMB12,859 of unrecognized share-based compensation expenses related to the service-based RSUs granted which is expected to be recognized over a weighted-average period of 2.71 and 1.89 years.
The total fair value and intrinsic value of RSUs vested was RMB21,351, RMB7,070 and RMB3,782 during the years ended March 31, 2020, 2021 and 2022, respectively.